PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.1% of Net Assets
	ABS Car Loan – 2.7%
$ 395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	$395,298
420,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	421,650
1,315,900	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,324,333
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,844,077
1,726,235	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,741,521
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,695,469
155,710	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	156,000
359,295	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	359,605
463,143	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	464,786
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	476,124
608,516	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	612,386
508,284	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	511,279
749,667	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	755,207
419,859	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	422,612
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	644,212
67,887	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	68,424
357,365	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	359,912
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	588,978
1,627,846	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,636,341
712,571	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	714,207
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	763,514
362,575	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	365,407
385,565	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	388,148
631,215	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	634,357
658,295	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	658,970

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 275,072	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	$276,841

		26,279,658

	ABS Other – 0.8%
744,655	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	745,375
404,634	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	405,940
294,646	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	299,945
2,250,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	2,236,896
799,862	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	806,651
583,352	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	586,502
994,781	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	986,936
1,178,856	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,206,768

		7,275,013

	ABS Student Loan – 1.2%
2,351,300	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	2,382,763
732,675	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	733,177
2,165,759	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	2,133,691
4,831,341	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	4,761,441
1,318,420	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	1,295,169
27,398	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.053%, 1/25/2039, 144A(a)	27,503

		11,333,744

	Agency Commercial Mortgage-Backed Securities – 31.8%
4,133,789	Federal Home Loan Mortgage Corp., Series Q016, Class APT1, 1.242%, 5/25/2051(b)	4,098,127
4,280,160	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	4,449,547
630,412	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.019%, 11/25/2022(a)	630,477
121,933	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	122,081
3,939,989	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.559%, 1/25/2027(a)	3,984,992
12,184,923	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	13,016,524
5,410,125	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 1/25/2028(a)	5,403,686

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	$8,187,043
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	8,122,914
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,844,322
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,789,384
801,534	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	806,729
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,152,724
18,395,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF123, Class AS, 30-day Average SOFR + 0.200%, 0.250%, 9/25/2028(a)	18,395,000
378,045	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.744%, 1/25/2023(a)	378,290
1,930,340	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.484%, 10/25/2025(a)	1,936,155
8,992,858	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.594%, 10/25/2026(a)	9,037,035
7,593,569	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.580%, 1/25/2027(a)	7,624,554
11,983,372	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.794%, 2/25/2027(a)	12,093,032
15,761,205	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.950%, 2/25/2027(a)	15,775,595
29,629,639	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.894%, 3/25/2030(a)	29,677,224
29,629,639	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.050%, 3/25/2030(a)	29,946,045
4,494,745	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.564%, 5/25/2030(a)	4,515,115
4,147,571	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.630%, 5/25/2030(a)	4,173,153
7,768,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.534%, 6/25/2030(a)	7,803,837
4,364,540	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.560%, 6/25/2030(a)	4,388,946
2,556,659	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.454%, 6/25/2027(a)	2,565,254
1,917,494	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.450%, 6/25/2027(a)	1,923,236
1,359,546	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.394%, 7/25/2030(a)	1,360,969
1,143,745	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 7/25/2030(a)	1,148,001
869,667	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.394%, 8/25/2030(a)	871,016
2,318,331	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.380%, 8/25/2030(a)	2,328,624
1,874,541	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.384%, 8/25/2027(a)	1,876,720
1,673,912	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 8/25/2027(a)	1,676,476

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	$11,069,671
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,061,135
724,648	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	725,400
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.744%, 8/25/2029(a)	8,526,940
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.434%, 4/25/2030(a)	2,862,877
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.420%, 4/25/2030(a)	3,166,112
1,985,858	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.484%, 10/25/2045(a)	1,990,953
5,200,000	FNMA, 3.580%, 1/01/2026	5,581,201
20,600,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-107, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 3/25/2028(a)	20,606,440
9,395,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-F121, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 8/25/2028(a)	9,376,688
1,094,396	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.374%, 10/25/2027(a)	1,094,991
1,313,983	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.360%, 10/25/2027(a)	1,316,478
4,983,240	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 12/25/2030(a)	4,977,287
2,303,033	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 0.250%, 8/25/2024(a)	2,304,931
105,143	Government National Mortgage Association, Series 2003-72, Class Z, 5.299%, 11/16/2045(b)	112,774

		308,876,705

	Collateralized Mortgage Obligations – 13.8%
7,122	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 1.270%, 5/15/2023(a)(c)(d)	7,010
6,590	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 0.950%, 8/15/2023(a)(c)(d)	6,463
67,381	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	73,122
515,804	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)(d)	573,495
724,137	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	809,750
342,268	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	353,592
744,802	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.640%, 6/15/2048(b)(e)	792,760
707,275	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.856%, 12/15/2036(b)(e)	743,954

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 114,792	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.210%, 6/15/2043(b)(c)(d)	$125,988
2,202	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT - 0.050%, 1.330%, 9/25/2022(a)(c)(d)	2,176
8,763	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 1.110%, 4/25/2024(a)(c)(d)	8,571
6,185	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.091%, 8/25/2042(b)(c)(d)	6,551
706,664	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	792,856
113,625	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	116,548
387,256	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.147%, 7/25/2037(a)(c)(d)	378,401
705,229	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.451%, 8/25/2038(b)	730,785
1,425,607	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.552%, 6/25/2042(a)	1,440,671
1,782,225	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.652%, 6/25/2042(a)	1,808,637
3,777,651	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.612%, 8/25/2042(a)	3,831,063
2,062,061	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.102%, 7/25/2043(a)	2,010,263
3,948,737	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.502%, 2/25/2045(a)	3,976,489
7,062,024	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.586%, 6/25/2050(a)	7,057,109
5,818	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.542%, 3/25/2044(b)(c)(d)	6,551
319,523	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.282%, 10/25/2044(a)(c)(d)	325,652
1,187,138	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.304%, 2/20/2035(a)	1,186,387
891,281	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.624%, 10/20/2037(a)(c)(d)	891,937
304,934	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.254%, 11/20/2059(a)(c)(d)	305,919
830,890	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.411%, 10/20/2060(a)	829,852
702,886	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.431%, 10/20/2060(a)	702,290
397,244	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.461%, 12/20/2060(a)	397,169
42,483	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.631%, 9/20/2061(a)	42,619
526,585	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.531%, 2/20/2061(a)	527,269
35,340	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.681%, 2/20/2061(a)	35,470
29,197	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	29,884
29,773	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)(d)	29,175

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 2,674,104	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.354%, 9/20/2038(a)	$2,677,429
142	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.531%, 5/20/2062(a)(c)(d)	141
443,195	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.601%, 8/20/2062(a)	444,611
1,500,295	Government National Mortgage Association, Series 2012-H20, Class PT, 0.913%, 7/20/2062(b)	1,497,492
21,662	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.581%, 10/20/2062(a)(c)(d)	21,484
30,036	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.581%, 12/20/2062(a)(c)(d)	29,812
1,568,195	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.431%, 3/20/2063(a)	1,567,068
1,321,140	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.481%, 3/20/2063(a)	1,321,375
195,454	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.551%, 5/20/2063(a)	195,761
5,223,433	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.790%, 4/20/2063(a)	5,203,906
3,718,627	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.575%, 7/20/2064(a)	3,730,722
2,900,116	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.581%, 7/20/2064(a)	2,910,836
2,182,263	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.551%, 2/20/2065(a)	2,187,284
4,414	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.381%, 4/20/2061(a)(c)(d)	4,362
9,229	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	9,177
269,098	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.561%, 4/20/2065(a)	269,898
4,336,469	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,397,120
3,906	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.331%, 4/20/2065(a)(c)(d)	3,858
2,591,231	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.311%, 5/20/2065(a)	2,583,015
96,574	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.381%, 7/20/2065(a)(c)(d)	95,976
3,739	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.781%, 10/20/2065(a)(c)(d)	3,720
3,091	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.761%, 8/20/2061(a)(c)(d)	3,092
4,168,699	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.001%, 2/20/2066(a)	4,228,562
1,231,287	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.631%, 9/20/2066(a)	1,236,529
2,761,233	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.831%, 2/20/2067(a)	2,793,729
47,670	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.281%, 10/20/2064(a)(c)(d)	47,350
5,651,023	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.327%, 6/20/2068(a)	5,564,954

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 134,643	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.431%, 9/20/2068(a)	$134,526
8,132,327	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.501%, 9/20/2068(a)	8,147,161
6,933,593	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	7,305,928
2,875,747	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.590%, 8/20/2069(a)	2,873,558
2,364,522	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.499%, 4/20/2048(a)	2,376,288
4,452,745	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.549%, 5/20/2046(a)	4,402,233
4,444,893	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.681%, 1/20/2070(a)	4,480,644
4,897,111	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.581%, 6/20/2069(a)	4,917,892
9,976,857	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.754%, 4/20/2070(a)	10,143,900
10,720,866	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.504%, 5/20/2070(a)	10,842,355
4,731,136	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(a)	4,715,599

		134,325,775

	Hybrid ARMs – 2.8%
253,997	FHLMC, 6-month LIBOR + 1.776%, 1.900%, 6/01/2037(a)	255,276
105,717	FHLMC, 12-month LIBOR + 1.670%, 1.923%, 11/01/2038(a)	106,135
45,969	FHLMC, 12-month LIBOR + 1.738%, 2.000%, 12/01/2037(a)	46,097
509,417	FHLMC, 12-month LIBOR + 1.764%, 2.013%, 9/01/2035(a)	529,605
148,298	FHLMC, 12-month LIBOR + 1.724%, 2.022%, 3/01/2038(a)	149,235
170,361	FHLMC, 12-month LIBOR + 1.727%, 2.032%, 4/01/2037(a)	177,305
110,226	FHLMC, 12-month LIBOR + 1.794%, 2.044%, 11/01/2038(a)	111,177
199,884	FHLMC, 1-year CMT + 1.939%, 2.064%, 9/01/2038(a)	200,285
1,973,526	FHLMC, 12-month LIBOR + 1.842%, 2.106%, 1/01/2046(a)	2,038,167
876,872	FHLMC, 12-month LIBOR + 1.894%, 2.144%, 9/01/2041(a)	922,280
168,990	FHLMC, 12-month LIBOR + 1.934%, 2.195%, 12/01/2034(a)	170,348
364,608	FHLMC, 1-year CMT + 2.220%, 2.220%, 7/01/2033(a)	364,663
340,105	FHLMC, 1-year CMT + 2.247%, 2.273%, 9/01/2038(a)	362,394
462,209	FHLMC, 12-month LIBOR + 1.899%, 2.274%, 4/01/2037(a)	464,921

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$ 385,831	FHLMC, 1-year CMT + 2.165%, 2.290%, 4/01/2036(a)	$388,158
110,772	FHLMC, 1-year CMT + 2.209%, 2.316%, 9/01/2038(a)	111,072
1,620,880	FHLMC, 1-year CMT + 2.247%, 2.323%, 3/01/2037(a)	1,721,150
351,916	FHLMC, 1-year CMT + 2.245%, 2.367%, 3/01/2036(a)	374,101
939,979	FHLMC, 1-year CMT + 2.257%, 2.373%, 2/01/2036(a)	994,665
104,909	FHLMC, 1-year CMT + 2.250%, 2.375%, 2/01/2035(a)	111,307
506,563	FHLMC, 1-year CMT + 2.285%, 2.409%, 2/01/2036(a)	533,479
49,960	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(a)	50,229
21,682	FNMA, 6-month LIBOR + 1.460%, 1.585%, 2/01/2037(a)	22,145
350,893	FNMA, 6-month LIBOR + 1.544%, 1.694%, 7/01/2035(a)	363,864
92,952	FNMA, 12-month LIBOR + 1.555%, 1.806%, 8/01/2035(a)	93,448
559,354	FNMA, 12-month LIBOR + 1.573%, 1.834%, 7/01/2035(a)	579,679
830,297	FNMA, 12-month LIBOR + 1.546%, 1.847%, 4/01/2037(a)	865,756
564,622	FNMA, 12-month LIBOR + 1.595%, 1.847%, 9/01/2037(a)	585,848
181,930	FNMA, 12-month LIBOR + 1.608%, 1.858%, 10/01/2033(a)	188,330
226,441	FNMA, 12-month LIBOR + 1.639%, 1.889%, 8/01/2038(a)	228,106
322,584	FNMA, 12-month LIBOR + 1.669%, 1.919%, 7/01/2038(a)	326,747
311,080	FNMA, 12-month LIBOR + 1.678%, 1.928%, 8/01/2034(a)	312,813
145,630	FNMA, 12-month LIBOR + 1.594%, 1.928%, 4/01/2037(a)	146,351
159,502	FNMA, 12-month LIBOR + 1.666%, 1.982%, 11/01/2036(a)	166,994
123,605	FNMA, 12-month LIBOR + 1.729%, 1.988%, 11/01/2035(a)	129,630
1,078,624	FNMA, 12-month LIBOR + 1.800%, 2.050%, 10/01/2041(a)	1,130,080
835,487	FNMA, 12-month LIBOR + 1.742%, 2.067%, 9/01/2037(a)	879,472
43,501	FNMA, 12-month LIBOR + 1.754%, 2.089%, 1/01/2037(a)	44,093
27,080	FNMA, 12-month LIBOR + 1.805%, 2.103%, 7/01/2041(a)	27,178
367,549	FNMA, 12-month LIBOR + 1.760%, 2.135%, 2/01/2037(a)	371,594
672,040	FNMA, 12-month LIBOR + 1.761%, 2.136%, 3/01/2037(a)	707,866

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$ 54,732	FNMA, 1-year CMT + 2.145%, 2.171%, 9/01/2036(a)	$55,462
122,654	FNMA, 12-month LIBOR + 1.800%, 2.175%, 3/01/2034(a)	128,766
118,078	FNMA, 12-month LIBOR + 1.800%, 2.175%, 12/01/2041(a)	118,439
730,100	FNMA, 12-month LIBOR + 1.820%, 2.195%, 2/01/2047(a)	774,864
996,904	FNMA, 1-year CMT + 2.188%, 2.217%, 11/01/2033(a)	1,058,903
189,912	FNMA, 1-year CMT + 2.149%, 2.221%, 9/01/2034(a)	200,217
260,207	FNMA, 1-year CMT + 2.223%, 2.223%, 8/01/2035(a)	261,798
996,427	FNMA, 1-year CMT + 2.172%, 2.241%, 12/01/2040(a)	1,058,108
271,612	FNMA, 1-year CMT + 2.144%, 2.245%, 6/01/2036(a)	280,136
178,291	FNMA, 1-year CMT + 2.185%, 2.259%, 12/01/2034(a)	178,362
2,061,366	FNMA, 1-year CMT + 2.209%, 2.268%, 10/01/2034(a)	2,190,496
540,525	FNMA, 1-year CMT + 2.270%, 2.274%, 6/01/2037(a)	576,475
390,410	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	404,816
212,499	FNMA, 1-year CMT + 2.287%, 2.314%, 6/01/2033(a)	213,610
174,015	FNMA, 1-year CMT + 2.204%, 2.323%, 4/01/2034(a)	174,655
1,135,487	FNMA, 1-year CMT + 2.224%, 2.332%, 4/01/2034(a)	1,201,081
50,117	FNMA, 1-year CMT + 2.211%, 2.336%, 4/01/2033(a)	50,347
413,723	FNMA, 6-month LIBOR + 2.171%, 2.341%, 7/01/2037(a)	434,818
173,285	FNMA, 1-year CMT + 2.287%, 2.351%, 10/01/2033(a)	173,623
57,161	FNMA, 1-year CMT + 2.440%, 2.440%, 8/01/2033(a)	57,393
130,616	FNMA, 1-year CMT + 2.500%, 2.591%, 8/01/2036(a)	139,842
153,446	FNMA, 1-year CMT + 2.481%, 2.606%, 5/01/2035(a)	162,334
64,923	FNMA, 12-month LIBOR + 2.473%, 2.723%, 6/01/2035(a)	65,646

		27,312,234

	Mortgage Related – 1.8%
22,878	FHLMC, 3.000%, 10/01/2026	23,961
160,862	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	174,265

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 61,040	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	$63,925
9,478	FHLMC, 5.500%, 10/01/2023	9,670
136,222	FHLMC, 6.500%, 12/01/2034	153,647
60	FHLMC, 7.500%, 6/01/2026	65
84,065	FNMA, 3.000%, 3/01/2042	89,238
701,789	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	791,211
281,687	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	304,631
45,138	FNMA, 6.000%, with various maturities in 2022(f)	45,692
145,344	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	161,651
39,914	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	43,048
1,623,955	GNMA, 1-month LIBOR + 1.758%, 1.873%, 2/20/2061(a)	1,681,874
1,282,920	GNMA, 1-month LIBOR + 1.890%, 1.975%, 2/20/2063(a)	1,327,049
1,108,456	GNMA, 1-month LIBOR + 2.166%, 2.249%, 3/20/2063(a)	1,148,316
612,527	GNMA, 1-month LIBOR + 2.212%, 2.298%, 5/20/2065(a)	646,324
647,925	GNMA, 1-month LIBOR + 2.247%, 2.334%, 6/20/2065(a)	689,051
689,078	GNMA, 1-month LIBOR + 2.337%, 2.422%, 2/20/2063(a)	716,458
54,212	GNMA, 4.007%, 12/20/2062(b)	56,041
26,872	GNMA, 4.140%, with various maturities from 2061 to 2063(b)(f)	28,317
13,628	GNMA, 4.316%, 8/20/2061(b)	14,447
2,458,054	GNMA, 4.482%, 10/20/2065(b)	2,621,582
252,927	GNMA, 4.513%, 7/20/2063(b)	265,582
1,401,328	GNMA, 4.601%, 2/20/2066(b)	1,474,041
4,167	GNMA, 4.605%, 8/20/2062(b)	4,407
1,853,883	GNMA, 4.613%, 3/20/2064(b)	1,927,725
7,295	GNMA, 4.622%, 2/20/2062(b)	7,408
210,603	GNMA, 4.629%, 1/20/2064(b)	219,909
71,498	GNMA, 4.630%, with various maturities from 2061 to 2063(b)(f)	72,614

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 1,767,990	GNMA, 4.680%, 11/20/2063(b)	$1,843,741
925,705	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	957,323
2,457	GNMA, 4.883%, 4/20/2061(b)	2,551
6,690	GNMA, 6.000%, 12/15/2031	7,696
28,396	GNMA, 6.500%, 5/15/2031	32,553
25,278	GNMA, 7.000%, 10/15/2028	27,387

		17,633,400

	Non-Agency Commercial Mortgage-Backed Securities – 2.3%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,653,162
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.250%, 10/15/2037, 144A(a)	3,905,946
1,825,000	BPR Trust, Series 2021-NRD, Class A, 30-day Average SOFR + 1.525%, 1.625%, 12/15/2023, 144A(a)	1,820,474
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,302,031
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,560,324
3,544,692	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	3,693,054
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.260%, 4/15/2026, 144A(a)	2,570,778
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,455,453
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,055,788
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.580%, 11/15/2027, 144A(a)	2,033,268

		22,050,278

	Treasuries – 38.9%
18,650,000	U.S. Treasury Note, 0.250%, 6/30/2025	18,118,912
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	13,406,960
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,656,457
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	13,149,551
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	46,372,758
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	7,035,933
56,000,000	U.S. Treasury Note, 0.375%, 12/31/2025	54,280,625
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	23,880,809

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 11,585,000	U.S. Treasury Note, 0.500%, 2/28/2026	$11,256,004
51,185,000	U.S. Treasury Note, 0.750%, 12/31/2023	51,194,997
13,225,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,973,932
67,095,000	U.S. Treasury Note, 0.750%, 8/31/2026	65,593,225
25,460,000	U.S. Treasury Note, 0.875%, 9/30/2026	25,005,499
5,335,000	U.S. Treasury Note, 1.250%, 12/31/2026	5,329,165
6,880,000	U.S. Treasury Note, 2.000%, 2/15/2025	7,086,400
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,579,132

		377,920,359

	Total Bonds and Notes (Identified Cost $939,106,285)	933,007,166

Short-Term Investments – 4.7%
15,352,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $15,352,189 on 1/03/2022 collateralized by $11,355,000 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $15,659,249 including accrued interest(g)	15,352,189
30,720,000	U.S. Treasury Bills, 0.005%-0.031%, 1/11/2022(h)(i)	30,719,966

	Total Short-Term Investments (Identified Cost $46,072,065)	46,072,155

	Total Investments – 100.8% (Identified Cost $985,178,350)	979,079,321
	Other assets less liabilities – (0.8)%	(8,230,119)

	Net Assets – 100.0%	$970,849,202

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(c)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of these securities amounted to $4,252,863 or 0.4% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $47,445,915 or 4.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$130,072,912	$4,252,863	(a)	$134,325,775
All Other Bonds and Notes*	—	798,681,391	—		798,681,391

Total Bonds and Notes	—	928,754,303	4,252,863		933,007,166

Short-Term Investments	—	46,072,155	—		46,072,155

Total	$—	$974,826,458	$4,252,863		$979,079,321

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$4,629,151	$—	$(16,877)	$(21,507)	$8	$(419,071)	$81,159	$—	$4,252,863	$(22,760)

A debt security valued at $81,159 was transferred from Level 2 to Level 3 during the period ended December 31, 2021. At September 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	38.9%
Agency Commercial Mortgage-Backed Securities	31.8
Collateralized Mortgage Obligations	13.8
Hybrid ARMs	2.8
ABS Car Loan	2.7
Non-Agency Commercial Mortgage-Backed Securities	2.3
Other Investments, less than 2% each	3.8
Short-Term Investments	4.7

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%